OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations current (Details) - CLP ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings
Other financial liabilities		$ 110,330,460	$ 52,997,001
Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities	[1]	$ 56,401,282	1,500,909
Envases Central S.A. | Banco Estado 2.00% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		2.00%
Other financial liabilities			34,460
Envases Central S.A. | Banco Estado 1.28% Effective Rate Semiannually Amortization obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		1.28%
Other financial liabilities		$ 4,051,952
Re-Ciclar S.A. | Scotiabank Chile S.A. 9.49% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		9.49%
Other financial liabilities		$ 4,683,861	186,233
Re-Ciclar S.A. | Scotiabank Chile S.A. 3.32% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		3.32%
Other financial liabilities		$ 5,180,573	56,529
Re-Ciclar S.A. | Banco de Chile 6.00% Effective Rate At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		6.00%
Other financial liabilities		$ 5,027,500
Re-Ciclar S.A. | Banco Bice 6.40% Effective Rate At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		6.40%
Other financial liabilities		$ 1,003,357
Re-Ciclar S.A. | Banco Bice 6.60% Effective Rate At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		6.60%
Other financial liabilities		$ 1,526,560
Re-Ciclar S.A. | Banco de Chile 6.30% Effective Rate At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		6.30%
Other financial liabilities		$ 1,505,250
Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate One At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.18%
Other financial liabilities			657,036
Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate Two At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.18%
Other financial liabilities		$ 34,877	535,951
Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate Three At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.18%
Other financial liabilities		$ 1,170,198	$ 30,700
Embotelladora del Atlantico S.A. | Banco Galicia S.A. 0.15 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.15%
Other financial liabilities		$ 160,432
Embotelladora del Atlantico S.A. | Banco Galicia S.A. 0.16 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.16%
Other financial liabilities		$ 295,706
Embotelladora del Atlantico S.A. | Banco Nacion S.A. 0.16 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.16%
Other financial liabilities		$ 27,472,719
Embotelladora del Atlantico S.A. | Banco Nacion S.A.0.48 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.48%
Other financial liabilities		$ 721
Embotelladora del Atlantico S.A. | Banco Coinag 0.43 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.43%
Other financial liabilities		$ 3,387
Embotelladora del Atlantico S.A. | Banco Comafi S.A. 0.46 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.46%
Other financial liabilities		$ 3,965,838
Embotelladora del Atlantico S.A. | Banco Macro 0.33 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.33%
Other financial liabilities		$ 1,637
Andina Empaques Argentina S.A. | Banco Galicia S.A. 0.18 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.18%
Other financial liabilities		$ 160,568
Andina Empaques Argentina S.A. | Banco Galicia S.A. 0.48 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.48%
Other financial liabilities		$ 156,146
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Galicia S.A. 0.15 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		160,432
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Galicia S.A. 0.16 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		295,706
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Nacion S.A. 0.16 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		27,472,719
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Nacion S.A.0.48 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		721
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Coinag 0.43 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		3,387
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Comafi S.A. 0.46 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		3,965,838
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Macro 0.33 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		1,637
Up to 90 days | Andina Empaques Argentina S.A. | Banco Galicia S.A. 0.18 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		160,568
Up to 90 days | Andina Empaques Argentina S.A. | Banco Galicia S.A. 0.48 Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		156,146
90 days to 1 year | Envases Central S.A. | Banco Estado 1.28% Effective Rate Semiannually Amortization obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		4,051,952
90 days to 1 year | Re-Ciclar S.A. | Scotiabank Chile S.A. 9.49% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		4,683,861
90 days to 1 year | Re-Ciclar S.A. | Scotiabank Chile S.A. 3.32% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		5,180,573
90 days to 1 year | Re-Ciclar S.A. | Banco de Chile 6.00% Effective Rate At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		5,027,500
90 days to 1 year | Re-Ciclar S.A. | Banco Bice 6.40% Effective Rate At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		1,003,357
90 days to 1 year | Re-Ciclar S.A. | Banco Bice 6.60% Effective Rate At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		1,526,560
90 days to 1 year | Re-Ciclar S.A. | Banco de Chile 6.30% Effective Rate At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		1,505,250
90 days to 1 year | Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate Two At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		34,877
90 days to 1 year | Embotelladora Andina S.A. | Itau Corpbanca 0.18% Effective Rate Three At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 1,170,198

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.